Note Employee benefits (Actuarial assumption used to determine the benefit obligation) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.56%	4.02%
Benefit Restoration Plans | Tax Qualified Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.54%	3.98%
Benefit Restoration Plans | Benefit Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.55%	3.99%